Equity Securities (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total anti-dilutive securities	6,102,000	6,022,000	5,995,606	6,256,355	9,669,986
Long Term Investor Rights [Member]
Total anti-dilutive securities	342,000	412,000
Underwriter's Warrants [Member]
Total anti-dilutive securities	802,000	802,000
Warrants Associated with Convertible Debt [Member]
Total anti-dilutive securities	1,038,000	1,038,000
Common Stock Options [Member]
Total anti-dilutive securities	3,669,000	3,505,000
Restricted Stock Units [Member]
Total anti-dilutive securities	142,000	190,000
Employee Stock Purchase Plan [Member]
Total anti-dilutive securities	109,000	75,000